SEGMENT - Total assets for operating segments (Details) ¥ in Millions, $ in Millions	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SEGMENT
Total assets	¥ 61,387	$ 8,631	¥ 63,269
Legacy Huazhu
SEGMENT
Total assets	44,002		45,353
Legacy DH
SEGMENT
Total assets	¥ 17,385		¥ 17,916